SUBSEQUENT EVENTS - Schedule of Debt Instrument (Details) - USD ($) $ in Thousands	Jan. 23, 2024	Dec. 31, 2022
Subsequent Event
Subsequent Event [Line Items]
Finance lease liability, amount restated	$ 4,600
Debt, amount restated	15,000
Convertible Notes
Subsequent Event [Line Items]
Debt, principal balance		$ 514,800
Exit Credit Agreement | Line of Credit | Subsequent Event
Subsequent Event [Line Items]
Debt, principal balance	61,200
Secured Notes Indenture | Secured Debt | Subsequent Event
Subsequent Event [Line Items]
Debt, principal balance	150,000
Secured Convertible Notes Indenture | Convertible Notes | Subsequent Event
Subsequent Event [Line Items]
Debt, principal balance	260,000
Miner Equipment Lender Agreements | Secured Debt | Subsequent Event
Subsequent Event [Line Items]
Debt, principal balance	$ 52,947